UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Patrick F. Quan

The Income Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Income Fund of America® Investment portfolio April 30, 2014 unaudited

Common stocks 75.01%
		Value
Health care 11.28%	Shares	(000)

Merck & Co., Inc.	49,050,840	$ 2,872,417
AstraZeneca PLC[1]	23,460,000	1,853,114
Pfizer Inc.	55,480,000	1,735,414
Bristol-Myers Squibb Co.	32,412,500	1,623,542
Johnson & Johnson	5,155,000	522,150
AbbVie Inc.	9,520,000	495,802
Novartis AG1	3,762,000	326,938
Novartis AG (ADR)	500,000	43,470
Eli Lilly and Co.	6,000,000	354,600
Roche Holding AG1	1,100,000	323,387
Baxter International Inc.	2,675,000	194,713
Sonic Healthcare Ltd.[1]	7,527,841	124,133
Rotech Healthcare Inc.[1,2,3]	543,172	7,333
		10,477,013
Industrials 10.04%

General Electric Co.	72,245,000	1,942,668
Lockheed Martin Corp.	7,767,400	1,274,941
Waste Management, Inc.[3]	28,113,353	1,249,639
BAE Systems PLC[1]	79,055,000	536,548
Hubbell Inc., Class B	3,430,000	403,780
KONE Oyj, Class B1	9,136,000	391,629
Iron Mountain Inc.[3]	12,457,211	354,283
Masco Corp.	15,796,751	317,357
Siemens AG1	2,370,000	312,447
Norfolk Southern Corp.	3,000,000	283,590
Ryanair Holdings PLC (ADR)[2]	4,615,000	246,810
R.R. Donnelley & Sons Co.[3]	13,345,400	234,879
PACCAR Inc	3,382,500	216,412
Delta Air Lines, Inc.	5,609,588	206,601
Boeing Co.	1,500,000	193,530
United Technologies Corp.	1,500,000	177,495
Abertis Infraestructuras, SA, Class A1	7,469,500	168,330
Randstad Holding NV1	2,801,000	163,073
Honeywell International Inc.	1,575,000	146,317
Vallourec SA1	2,250,000	133,136
Schneider Electric SA1	1,407,606	132,293
Atlas Copco AB, Class B1	2,825,000	77,152
Geberit AG1	158,758	53,014
CEVA Group PLC[1,2,4]	35,228	45,445
United Parcel Service, Inc., Class B	400,000	39,400
Douglas Dynamics, Inc.[3]	1,444,000	24,360
Atrium Corp.[1,2]	1,807	2
		9,325,131
Common stocks
		Value
Financials 9.46%	Shares	(000)

Wells Fargo & Co.	21,692,000	$ 1,076,791
CME Group Inc., Class A	10,140,400	713,783
JPMorgan Chase & Co.	12,310,000	689,114
HSBC Holdings PLC (United Kingdom)[1]	35,336,722	361,158
HSBC Holdings PLC (Hong Kong)[1]	28,586,382	290,043
Suncorp Group Ltd.[1]	50,119,898	607,779
BlackRock, Inc.	1,546,868	465,607
Digital Realty Trust, Inc.[3]	8,346,000	445,676
Public Storage	2,090,000	366,816
McGraw Hill Financial, Inc.	4,725,000	349,319
Weyerhaeuser Co.[2]	11,640,213	347,460
Health Care REIT, Inc.	5,205,000	328,383
Banco Santander, SA1,2	32,345,116	322,411
Banco Santander, SA, interim shares[1,2]	239,485	2,387
Hospitality Properties Trust[3]	9,608,335	288,730
Prudential PLC[1]	11,775,000	270,843
HCP, Inc.	5,764,800	241,315
AXA SA1	7,595,000	198,203
Kimco Realty Corp.	7,835,000	179,578
British Land Co. PLC[1]	14,792,941	172,740
Sun Hung Kai Properties Ltd.[1]	11,214,234	141,369
Cullen/Frost Bankers, Inc.	1,700,000	129,897
Arthur J. Gallagher & Co.	2,500,000	112,550
Macerich Co.	1,620,000	105,154
Link Real Estate Investment Trust[1]	20,401,812	101,451
SEGRO PLC[1]	13,460,309	79,664
Toronto-Dominion Bank	1,600,000	76,975
Northwest Bancshares, Inc.[3]	4,850,000	64,456
Allianz SE1	350,000	60,653
Bank of Nova Scotia	910,065	55,299
Redwood Trust, Inc.	2,479,888	54,062
New York Community Bancorp, Inc.	3,065,000	47,232
City Holding Co.	741,000	31,856
American Tower Corp.	42,271	3,531
Prime AET&D Holdings No 1 Pty Ltd.[1,2]	22,756,141	—
		8,782,285
Information technology 7.73%

Microsoft Corp.	60,226,100	2,433,135
Cisco Systems, Inc.	49,680,000	1,148,105
Texas Instruments Inc.	20,430,000	928,543
Analog Devices, Inc.	11,650,000	597,528
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	127,503,000	502,619
Intel Corp.	13,000,000	346,970
Maxim Integrated Products, Inc.	7,796,000	252,902
STMicroelectronics NV1	24,162,000	231,430
Quanta Computer Inc.[1]	82,811,955	227,542
KLA-Tencor Corp.	2,600,000	166,374
Paychex, Inc.	3,884,700	162,420
Diebold, Inc.[3]	3,480,090	130,886
Fidessa group PLC[1]	1,240,000	46,950
		7,175,404
Common stocks
		Value
Consumer staples 6.94%	Shares	(000)

Procter & Gamble Co.	15,173,700	$ 1,252,589
PepsiCo, Inc.	14,127,588	1,213,419
Philip Morris International Inc.	10,668,200	911,384
Kimberly-Clark Corp.	7,470,000	838,507
Altria Group, Inc.	14,802,000	593,708
Nestlé SA1	6,440,000	498,041
Lorillard, Inc.	3,640,000	216,289
British American Tobacco PLC[1]	3,318,000	191,278
General Mills, Inc.	3,605,000	191,137
Kellogg Co.	2,700,000	180,441
Coca-Cola Co.	3,960,000	161,529
Hershey Co.	1,500,000	144,360
Kraft Foods Group, Inc.	816,667	46,436
		6,439,118
Energy 5.57%

Royal Dutch Shell PLC, Class B (ADR)	10,431,000	882,984
Royal Dutch Shell PLC, Class B1	3,999,147	169,781
Spectra Energy Corp	25,390,500	1,008,257
ConocoPhillips	11,099,362	824,794
Chevron Corp.	5,215,000	654,587
Crescent Point Energy Corp.	10,905,000	443,642
Occidental Petroleum Corp.	4,175,000	399,756
ONEOK, Inc.	3,575,000	226,012
Kinder Morgan, Inc.	5,367,500	175,303
Diamond Offshore Drilling, Inc.	3,135,200	171,213
Keyera Corp.	1,332,700	88,640
TOTAL SA (ADR)	1,050,000	74,802
Husky Energy Inc.	1,750,000	57,192
General Maritime Corp.[1,2]	5,506	191
		5,177,154
Utilities 5.34%

National Grid PLC[1]	100,686,410	1,428,990
Duke Energy Corp.	8,912,057	663,859
EDP — Energias de Portugal, SA1	113,440,000	551,503
PG&E Corp.	11,300,000	515,054
DTE Energy Co.	5,500,000	429,770
Power Assets Holdings Ltd.[1]	43,586,000	376,006
FirstEnergy Corp.	8,867,983	299,294
Dominion Resources, Inc.	3,570,000	258,968
Exelon Corp.	6,000,000	210,180
Snam SpA[1]	30,547,000	183,777
Ratchaburi Electricity Generating Holding PCL[1]	24,568,000	40,488
		4,957,889
Materials 5.01%

E.I. du Pont de Nemours and Co.	21,261,000	1,431,291
Dow Chemical Co.	24,104,900	1,202,834
Nucor Corp.	12,890,485	667,083
MeadWestvaco Corp.[3]	11,281,000	440,749
Air Products and Chemicals, Inc.	2,425,000	284,986
BASF SE1,2	2,000,000	231,518
Fletcher Building Ltd.[1]	17,974,000	153,026
Common stocks
		Value
Materials (continued)	Shares	(000)

Cliffs Natural Resources Inc.[3]	7,354,581	$ 130,323
Israel Chemicals Ltd.[1]	5,943,040	52,756
Impala Platinum Holdings Ltd.[1]	4,034,327	45,548
NewPage Holdings Inc.[1,5]	118,460	10,912
		4,651,026
Telecommunication services 4.92%

Verizon Communications Inc.	33,381,336	1,559,910
Telstra Corp. Ltd.[1]	141,451,533	686,963
Deutsche Telekom AG1	38,600,000	647,309
Orange[1]	36,435,000	591,808
HKT Trust, units[1]	294,806,000	308,467
TalkTalk Telecom Group PLC[1,3]	57,242,000	277,342
CenturyLink, Inc.	5,050,000	176,295
BT Group PLC[1]	26,030,000	162,794
OJSC MegaFon (GDR)[1,4]	3,194,200	83,266
OJSC MegaFon (GDR)[1]	266,800	6,955
AT&T Inc.	1,910,000	68,187
		4,569,296
Consumer discretionary 4.28%

Home Depot, Inc.	11,365,000	903,631
Carnival Corp., units	17,000,000	668,270
Time Warner Cable Inc.	2,442,690	345,543
SJM Holdings Ltd.[1]	114,800,000	319,237
SES SA, Class A (FDR)[1]	7,800,000	293,837
Time Warner Inc.	3,780,000	251,219
Marks and Spencer Group PLC[1]	30,000,000	223,912
Genuine Parts Co.	2,350,000	204,732
VF Corp.	2,840,000	173,496
McDonald’s Corp.	1,250,000	126,725
Nokian Renkaat Oyj[1]	3,049,000	121,652
ProSiebenSat.1 Media AG1	2,745,000	120,202
Daimler AG1	880,000	81,521
Wynn Resorts, Ltd.	387,000	78,906
Cooper-Standard Holdings Inc.[2]	586,012	39,702
H & M Hennes & Mauritz AB, Class B1	449,821	18,379
Adelphia Recovery Trust, Series ACC-1[1,2]	19,531,478	195
Revel AC, Inc.[1,2,5]	529,539	—
		3,971,159
Miscellaneous 4.44%

Other common stocks in initial period of acquisition		4,119,351
Total common stocks (cost: $51,764,262,000)		69,644,826
Preferred securities 0.54%

Financials 0.48%

Citigroup Inc., Series K, depositary shares	3,458,483	92,839
Citigroup Inc. 7.875% preferred	2,637,610	72,040
Vornado Realty Trust, Series I, 6.625%	3,380,000	85,480
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	62,850
Preferred securities
		Value
Financials (continued)	Shares	(000)

PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	$ 53,763
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	49,332
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	28,430
		444,734
Miscellaneous 0.06%

Other preferred securities in initial period of acquisition		61,280
Total preferred securities (cost: $483,560,000)		506,014
Warrants 0.00%

Energy 0.00%

General Maritime Corp., warrants, expire 2017[1,2]	8,514	43
Miscellaneous 0.00%

Other warrants in initial period of acquisition	924,936	623
Total warrants (cost: $2,171,000)		666
Convertible securities 0.43%
	Shares or
Energy 0.15%	principal amount

Chesapeake Energy Corporation 5.75% convertible preferred[4]	$114,750	137,987
Industrials 0.07%

CEVA Group PLC, Series A-2, 2.226% convertible preferred[1,5]	$13,633	17,587
CEVA Group PLC, Series A-1, 3.226% convertible preferred[1]	29,937	51,043
		68,630
Materials 0.06%

Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[3]	$2,925,000	55,604
Consumer staples 0.03%

Bunge Ltd. 4.875% convertible preferred	$272,700	29,070
Consumer discretionary 0.03%

MGM Resorts International 4.25% convertible notes 2015	$19,845,000	28,366
Miscellaneous 0.09%

Other convertible securities in initial period of acquisition		77,057
Total convertible securities (cost: $361,575,000)		396,714
Bonds, notes & other debt instruments 18.86%
Corporate bonds & notes 14.32%	Principal amount	Value
Financials 2.95%	(000)	(000)

CIT Group Inc., Series C, 4.75% 2015[4]	$ 61,150	$ 62,870
CIT Group Inc. 4.25% 2017	14,000	14,700
CIT Group Inc. 5.00% 2017	43,300	46,385
CIT Group Inc. 5.25% 2018	2,500	2,691
CIT Group Inc. 3.875% 2019	39,200	39,739
CIT Group Inc., Series C, 5.50% 2019[4]	16,150	17,452
Wells Fargo & Co. 3.676% 2016	10,000	10,601
Wells Fargo & Co. 2.125% 2019	16,000	15,915
Wells Fargo & Co. 4.60% 2021	45,000	49,909
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[7]	86,566	98,685
JPMorgan Chase & Co. 1.35% 2017	12,240	12,270
JPMorgan Chase & Co. 3.25% 2022	5,000	4,947
JPMorgan Chase & Co. 3.20% 2023	8,000	7,816
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[7]	36,535	38,910
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[7]	74,825	84,926
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[4,7]	116,330	146,634
Goldman Sachs Group, Inc. 3.625% 2016	22,600	23,642
Goldman Sachs Group, Inc. 2.625% 2019	27,331	27,411
Goldman Sachs Group, Inc. 5.25% 2021	23,000	25,568
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,848
Goldman Sachs Group, Inc. 3.625% 2023	8,500	8,441
Goldman Sachs Group, Inc. 4.00% 2024	5,160	5,186
Goldman Sachs Group, Inc., Series L, 5.70% 2049[7]	19,265	19,770
Westfield Group 5.75% 2015[4]	10,250	10,912
Westfield Group 5.70% 2016[4]	36,825	40,882
Westfield Group 7.125% 2018[4]	39,175	46,623
Westfield Group 6.75% 2019[4]	3,250	3,938
Westfield Group 4.625% 2021[4]	20,000	22,031
Simon Property Group, LP 5.25% 2016	73,435	80,735
Simon Property Group, LP 6.10% 2016	4,250	4,641
Simon Property Group, LP 5.875% 2017	15,000	16,784
Simon Property Group, LP 6.125% 2018	10,790	12,564
Simon Property Group, LP 10.35% 2019	5,000	6,789
Bank of America Corp., Series L, 3.625% 2016	7,060	7,401
Bank of America Corp. 3.75% 2016	9,975	10,538
Bank of America Corp. 1.25% 2017	8,500	8,493
Bank of America Corp. 5.75% 2017	8,100	9,172
Bank of America Corp., Series L, 2.65% 2019	20,005	20,116
Bank of America Corp. 5.625% 2020	9,000	10,297
Bank of America Corp. 5.00% 2021	3,500	3,861
Bank of America Corp. 4.00% 2024	12,925	13,011
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[7]	30,924	35,282
Developers Diversified Realty Corp. 5.50% 2015	15,776	16,460
Developers Diversified Realty Corp. 9.625% 2016	8,395	9,678
Developers Diversified Realty Corp. 7.50% 2017	38,892	44,913
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,438
Developers Diversified Realty Corp. 7.875% 2020	7,795	9,759
iStar Financial Inc., Term Loan B, 4.50% 2017[7,8,9]	22,919	23,026
iStar Financial Inc., Series B, 9.00% 2017	37,360	44,085
iStar Financial Inc. 4.875% 2018	11,575	11,980
Hospitality Properties Trust 5.125% 2015[3]	2,160	2,185
Hospitality Properties Trust 6.30% 2016[3]	19,827	21,290
Hospitality Properties Trust 5.625% 2017[3]	10,169	11,136
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Hospitality Properties Trust 6.70% 2018[3]	$12,625	$14,276
Hospitality Properties Trust 5.00% 2022[3]	6,500	6,842
Hospitality Properties Trust 4.50% 2023[3]	11,060	11,028
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[4,7]	55,766	57,570
International Lease Finance Corp. 4.875% 2015	51,400	53,135
International Lease Finance Corp. 8.625% 2015	3,000	3,300
PNC Financial Services Group, Inc. 2.854% 2022	8,710	8,387
PNC Financial Services Group, Inc. 3.90% 2024	14,000	14,048
PNC Preferred Funding Trust I, junior subordinated 1.883% (undated)[4,7]	23,800	22,223
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[7]	10,250	11,352
Citigroup Inc. 4.587% 2015	10,885	11,535
Citigroup Inc. 3.953% 2016	7,115	7,541
Citigroup Inc. 2.50% 2018	6,000	6,070
Citigroup Inc. 8.50% 2019	4,894	6,241
Citigroup Inc. 3.875% 2023	10,750	10,764
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[7]	13,295	13,162
Realogy Corp. 3.375% 2016[4]	3,000	3,049
Realogy Corp., Letter of Credit, 4.50% 2016[7,8,9]	7,322	7,313
Realogy Corp. 4.50% 2019[4]	40,275	40,678
MetLife Global Funding I 2.50% 2015[4]	10,000	10,280
MetLife Global Funding I 2.30% 2019[4]	17,880	17,988
Metlife, Inc. 3.60% 2024	3,775	3,810
MetLife Capital Trust IV, junior subordinated 7.875% 2067[4,7]	14,430	17,605
MetLife Capital Trust X, junior subordinated 9.25% 2068[4,7]	500	675
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,323
Kimco Realty Corp. 5.70% 2017	17,250	19,323
Kimco Realty Corp. 4.30% 2018	1,000	1,077
Kimco Realty Corp. 6.875% 2019	10,844	13,017
Société Générale, junior subordinated 5.922% (undated)[4,7]	45,073	48,172
Prologis, Inc. 2.75% 2019	3,500	3,553
Prologis, Inc. 3.35% 2021	2,750	2,774
Prologis, Inc. 4.25% 2023	39,085	40,424
UnumProvident Finance Co. PLC 6.85% 2015[4]	28,500	30,903
Unum Group 7.125% 2016	6,740	7,678
Morgan Stanley 3.80% 2016	5,125	5,396
Morgan Stanley, Series F, 3.875% 2024	20,000	19,913
Morgan Stanley, Series H, 5.45% 2049[7]	10,875	10,973
HSBK (Europe) BV 7.25% 2017[4]	30,570	32,397
American Tower Corp. 7.00% 2017	6,200	7,220
American Tower Corp. 3.40% 2019	6,400	6,605
American Tower Corp. 7.25% 2019	15,025	18,055
Crescent Resources 10.25% 2017[4]	27,385	30,740
Standard Chartered Bank 6.40% 2017[4]	25,000	28,379
Synovus Financial Corp. 7.875% 2019	23,506	26,973
Liberty Mutual Group Inc. 4.25% 2023[4]	4,400	4,524
Liberty Mutual Group Inc., Series A, 7.80% 2087[4,7]	19,415	22,182
American International Group, Inc. 4.875% 2016	4,000	4,355
American International Group, Inc. 3.80% 2017	8,000	8,564
American International Group, Inc. 3.375% 2020	13,000	13,474
BNP Paribas 3.60% 2016	10,000	10,490
BNP Paribas 2.40% 2018	8,000	8,063
BNP Paribas 5.00% 2021	7,000	7,795
Rabobank Nederland 2.25% 2019	8,000	8,043
Rabobank Nederland 4.625% 2023	17,280	18,036
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

BB&T Corp. 1.00% 2017	$ 8,500	$ 8,457
BB&T Corp. 2.05% 2018	2,350	2,362
BB&T Corp. 2.25% 2019	15,000	15,060
Icahn Enterprises Finance Corp. 3.50% 2017[4]	23,550	23,784
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,887
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,124
Berkshire Hathaway Inc. 4.40% 2042	2,000	1,986
Berkshire Hathaway Finance Corp. 4.30% 2043	3,600	3,510
Lloyds Banking Group PLC 2.30% 2018	3,625	3,653
HBOS PLC 6.75% 2018[4]	17,300	19,736
HCP, Inc. 3.75% 2016	20,000	21,017
Regions Financial Corp. 7.75% 2014	4,791	4,971
Regions Financial Corp. 5.75% 2015	14,761	15,538
US Bancorp., Series T, 1.65% 2017	10,000	10,136
US Bancorp. 3.70% 2024	10,000	10,246
RBS Capital Trust II 6.425% noncumulative trust (undated)[7]	6,005	6,005
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4,7]	12,735	14,136
BPCE SA group 5.70% 2023[4]	4,120	4,371
BPCE SA group 5.15% 2024[4]	13,800	14,053
HSBC Holdings PLC 4.25% 2024	17,070	17,278
QBE Insurance Group Ltd. 2.40% 2018[4]	16,910	16,619
Corporate Office Properties Trust 3.60% 2023	1,005	954
Corporate Office Properties LP 5.25% 2024	14,000	14,954
BBVA Bancomer SA 4.50% 2016[4]	7,500	7,950
BBVA Bancomer SA 6.50% 2021[4]	7,200	7,956
DCT Industrial Trust Inc. 4.50% 2023[4]	15,550	15,620
Essex Portfolio L.P. 3.25% 2023	4,400	4,224
Essex Portfolio L.P. 3.875% 2024[4]	10,950	10,920
Prudential Financial, Inc. 4.50% 2021	2,400	2,631
Prudential Holdings, LLC, Series C, 8.695% 2023[4,8]	9,811	12,454
Nordea Bank AB 2.375% 2019[4]	15,000	15,053
ERP Operating LP 6.584% 2015	2,705	2,859
ERP Operating LP 7.125% 2017	10,000	11,720
American Express Co. 6.15% 2017	12,610	14,517
Leucadia National Corp. 5.50% 2023	13,255	13,965
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,249
Barclays Bank PLC 2.50% 2019	10,910	11,029
New York Life Global Funding 2.10% 2019[4]	11,000	10,966
Ryman Hospitality Properties, Inc. 5.00% 2021	10,375	10,401
ANZ National (International) Ltd. 3.125% 2015[4]	10,000	10,306
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,304
CNA Financial Corp. 3.95% 2024	9,705	9,920
Bank of Nova Scotia 2.55% 2017	9,000	9,362
Westpac Banking Corp. 3.00% 2015	9,000	9,345
Toronto-Dominion Bank 2.375% 2016	9,000	9,340
Nationwide Mutual Insurance Co. 5.81% 2024[4,7]	8,150	8,252
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,143
Brandywine Operating Partnership, LP 5.70% 2017	20	22
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,719
FelCor Lodging Trust Inc. 5.625% 2023	7,700	7,815
ACE INA Holdings Inc. 2.60% 2015	7,445	7,677
Santander Issuances, SA Unipersonal 6.50% 2019[4,7]	7,500	7,606
Host Hotels & Resorts LP 6.00% 2021	6,400	7,332
Discover Financial Services 4.20% 2023	6,780	7,055
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

UDR, Inc., Series A, 5.25% 2015	$ 3,000	$ 3,096
UDR, Inc. 3.70% 2020	2,320	2,390
Zions Bancorporation 5.50% 2015	3,386	3,569
Zions Bancorporation 6.00% 2015	1,357	1,427
AXA SA, Series B, junior subordinated 6.379% (undated)[4,7]	4,155	4,477
American Campus Communities, Inc. 3.75% 2023	3,985	3,853
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,250	3,199
AvalonBay Communities, Inc. 3.625% 2020	1,790	1,861
Genworth Holdings, Inc. 4.90% 2023	1,565	1,680
Piedmont Operating Partnership LP 3.40% 2023	1,750	1,634
		2,736,364
Consumer discretionary 1.99%

Neiman Marcus, Term Loan B, 4.25% 2020[7,8,9]	36,533	36,503
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	47,550	52,305
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6,7]	16,510	18,326
EchoStar DBS Corp. 7.75% 2015	7,350	7,864
DISH DBS Corp. 4.625% 2017	45,105	48,093
DISH DBS Corp. 4.25% 2018	35,500	37,186
DISH DBS Corp. 7.875% 2019	1,425	1,694
DISH DBS Corp. 5.125% 2020	10,900	11,472
Boyd Gaming Corp. 9.125% 2018	88,575	95,440
Boyd Gaming Corp. 9.00% 2020	5,000	5,544
Time Warner Inc. 5.875% 2016	8,000	8,954
Time Inc., Term Loan B, 4.25% 2021[7,8,9]	44,175	44,286
Time Warner Inc. 4.75% 2021	15,000	16,568
Time Inc. 5.75% 2022[4]	7,000	7,000
Time Warner Inc. 4.05% 2023	6,220	6,441
Time Warner Inc. 5.35% 2043	500	549
Limited Brands, Inc. 5.25% 2014	1,585	1,625
Limited Brands, Inc. 8.50% 2019	16,105	19,487
Limited Brands, Inc. 7.00% 2020	21,271	24,355
Limited Brands, Inc. 6.625% 2021	23,754	26,694
Caesars Entertainment Operating Co. 11.25% 2017	24,365	23,390
Caesars Entertainment,Term Loan B, 7.00% 2020[7,8,9]	4,988	5,004
Caesars Entertainment Operating Co. 8.00% 2020[4]	17,475	18,261
Caesars Entertainment Operating Co. 9.00% 2020	19,450	17,067
Caesars Entertainment Operating Co. 9.00% 2020	9,000	7,886
Comcast Corp. 5.90% 2016	10,000	10,954
Comcast Corp. 5.65% 2035	7,000	8,085
Comcast Corp. 6.45% 2037	25,000	31,437
Comcast Corp. 4.75% 2044	15,000	15,675
MGM Resorts International 6.625% 2015	20,725	22,020
MGM Resorts International 7.50% 2016	8,425	9,394
MGM Resorts International 8.625% 2019	5,425	6,503
MGM Resorts International 6.75% 2020	7,350	8,141
MGM Resorts International 7.75% 2022	17,000	19,813
Time Warner Cable Inc. 6.75% 2018	18,630	22,093
Time Warner Cable Inc. 5.00% 2020	35,000	39,214
Time Warner Cable Inc. 4.00% 2021	3,885	4,134
NBCUniversal Media, LLC 2.875% 2016	10,000	10,415
NBC Universal Enterprise, Inc. 0.911% 2018[4,7]	8,625	8,726
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	37,105	38,775
Cox Communications, Inc. 5.45% 2014	1,599	1,646
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Cox Communications, Inc. 5.875% 2016[4]	$25,000	$27,810
Cox Communications, Inc. 2.95% 2023[4]	23,875	22,445
Ford Motor Credit Co. 1.70% 2016	8,500	8,608
Ford Motor Credit Co. 2.50% 2016	7,000	7,195
Ford Motor Credit Co. 8.00% 2016	1,500	1,752
Ford Motor Credit Co. 2.375% 2018	10,905	11,070
Ford Motor Credit Co. 4.375% 2023	17,850	18,731
Ford Motor Co. 4.75% 2043	150	149
Myriad International Holdings 6.00% 2020[4]	40,000	43,900
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,114
Virgin Media Finance PLC 8.375% 2019[4]	14,150	15,158
Virgin Media Secured Finance PLC 5.375% 2021[4]	17,600	18,128
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	35,425	37,285
Toys “R” Us-Delaware, Inc. 7.375% 2016[4]	11,525	10,661
Toys “R” Us Property Co. II, LLC 8.50% 2017	13,300	13,666
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[7,8,9]	15,607	12,831
Dollar General Corp. 3.25% 2023	38,703	36,599
Hilton Worldwide, Term Loan B, 3.75% 2020[7,8,9]	20,014	19,974
Hilton Hotels Corp. 5.625% 2021[4]	14,805	15,462
Citycenter, Term Loan B, 5.00% 2020[7,8,9]	35,037	35,262
Home Depot, Inc. 5.95% 2041	25,000	30,826
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	13,750	14,730
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021[4]	7,000	7,009
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,416
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	8,500	8,583
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	2,000	2,072
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	14,000	14,409
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	2,000	2,032
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,011
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	19,600	20,800
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	8,000	8,470
Michaels Stores, Inc. 7.50% 2018[4,6,7]	5,000	5,175
Michaels Stores, Inc. 7.75% 2018	17,000	18,084
Michaels Stores, Inc. 5.875% 2020[4]	5,500	5,596
Univision Communications Inc. 6.875% 2019[4]	3,200	3,428
Univision Communications Inc., Term Loan C3, 4.00% 2020[7,8,9]	17,276	17,391
Univision Communications Inc., Term Loan D, 4.00% 2020[7,8,9]	3,990	3,975
Univision Communications Inc., First Lien, 7.875% 2020[4]	1,000	1,104
Royal Caribbean Cruises Ltd. 11.875% 2015	21,425	24,157
News America Inc. 5.30% 2014	20,000	20,599
News America Inc. 3.00% 2022	3,000	2,922
PETCO Animal Supplies, Inc. 9.25% 2018[4]	21,600	23,274
Cablevision Systems Corp. 8.00% 2020	20,000	23,200
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[7,8,9]	22,800	22,743
Burger King Corp 0%/11.00% 2019[4,10]	23,475	21,656
Marriott International, Inc., Series I, 6.375% 2017	19,000	21,447
Stackpole Intl. 7.75% 2021[4]	19,840	21,328
Volkswagen International Finance NV 2.875% 2016[4]	4,000	4,161
Volkswagen International Finance NV 2.375% 2017[4]	14,500	14,974
Carnival Corp. 3.95% 2020	18,040	18,706
Cinemark USA, Inc. 5.125% 2022	9,500	9,547
Cinemark USA, Inc. 4.875% 2023	8,300	8,092
Needle Merger Sub Corp. 8.125% 2019[4]	16,220	16,930
J.C. Penney Co., Inc. 5.75% 2018	18,528	15,471
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Playa Resorts Holding BV, Term Loan B, 4.00% 2019[7,8,9]	$ 4,801	$ 4,834
Playa Resorts Holding BV 8.00% 2020[4]	8,725	9,467
Mohegan Tribal Gaming Authority 11.00% 2018[4,6,7]	13,725	13,785
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	13,130
RCI Banque 3.50% 2018[4]	12,500	13,088
Gannett Co., Inc. 5.125% 2019[4]	7,925	8,272
Gannett Co., Inc. 6.375% 2023[4]	4,065	4,319
General Motors Financial Co. 3.25% 2018	9,830	9,965
General Motors Financial Co. 6.75% 2018	1,720	1,965
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,8,9]	11,267	11,267
Seminole Tribe of Florida 6.535% 2020[4,8]	10,000	11,150
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	10,010	10,836
Warner Music Group 6.00% 2021[4]	9,720	10,230
Federated Department Stores, Inc. 6.90% 2029	7,925	9,722
President & Fellows of Harvard College 3.619% 2037	10,000	9,346
Toyota Motor Credit Corp. 0.875% 2015	8,500	8,539
Seneca Gaming Corp. 8.25% 2018[4]	7,925	8,519
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[7,8,9]	8,250	8,245
Walt Disney Co. 1.10% 2017	7,575	7,512
Laureate Education, Inc. 9.25% 2019[4]	7,025	7,446
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,700	7,420
Six Flags Entertainment Corp. 5.25% 2021[4]	6,400	6,480
Dynacast International LLC 9.25% 2019	5,575	6,216
Schaeffler Holding Finance BV 6.875% 2018[4,6,7]	5,450	5,811
CBS Corp. 1.95% 2017	5,000	5,088
Videotron Ltd. 6.375% 2015	4,905	4,923
Lee Enterprises, Term Loan B, 7.25% 2019[7,8,9]	4,802	4,838
Thomson Reuters Corp. 1.30% 2017	1,510	1,517
Thomson Reuters Corp. 4.30% 2023	1,285	1,333
Thomson Reuters Corp. 5.65% 2043	1,425	1,554
Pinnacle Entertainment, Inc. 6.375% 2021[4]	3,525	3,719
Weather Company, Term Loan, 7.00% 2020[7,8,9]	2,500	2,493
Viacom Inc. 5.85% 2043	1,750	1,971
NCL Corp. Ltd. 5.00% 2018	575	597
		1,844,734
Telecommunication services 1.94%

Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	6,125	8,085
Sprint Nextel Corp. 8.375% 2017	29,525	34,839
Sprint Nextel Corp. 9.125% 2017	39,446	46,891
Sprint Nextel Corp. 9.00% 2018[4]	5,000	6,106
Sprint Nextel Corp. 7.00% 2020	66,570	72,728
Sprint Corp. 7.25% 2021[4]	32,350	35,383
Sprint Nextel Corp. 11.50% 2021	20,975	28,211
Sprint Corp. 7.875% 2023[4]	97,075	107,268
Sprint Corp. 7.125% 2024[4]	14,000	14,735
Verizon Communications Inc. 3.00% 2016	17,000	17,729
Verizon Communications Inc. 1.003% 2019[7]	4,879	4,944
Verizon Communications Inc. 2.55% 2019	710	718
Verizon Communications Inc. 3.45% 2021	5,025	5,144
Verizon Communications Inc. 5.15% 2023	78,285	86,423
Verizon Communications Inc. 4.15% 2024	7,850	8,056
Verizon Communications Inc. 5.05% 2034	12,975	13,634
Verizon Communications Inc. 6.00% 2041	28,000	32,369
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Verizon Communications Inc. 6.55% 2043	$104,891	$ 129,683
NII Capital Corp. 10.00% 2016	52,550	20,100
NII Capital Corp. 7.875% 2019[4]	52,025	37,068
NII Capital Corp. 8.875% 2019	45,100	21,592
NII Capital Corp. 11.375% 2019[4]	61,175	44,658
NII Capital Corp. 7.625% 2021	202,660	61,305
T-Mobile US, Inc. 6.542% 2020	54,450	58,738
MetroPCS Wireless, Inc. 6.25% 2021	50,075	53,518
MetroPCS Wireless, Inc. 6.625% 2023	64,150	68,961
Wind Acquisition SA 7.25% 2018[4]	50,980	53,911
Wind Acquisition SA 7.25% 2018[4]	15,040	15,905
Wind Acquisition SA 7.375% 2021[4]	60,525	62,341
LightSquared, Term Loan B, 12.00% 2014[6,8,9,11]	96,867	121,083
Frontier Communications Corp. 8.125% 2018	18,697	21,852
Frontier Communications Corp. 8.50% 2020	7,450	8,712
Frontier Communications Corp. 9.25% 2021	20,625	24,466
Frontier Communications Corp. 8.75% 2022	6,425	7,357
Frontier Communications Corp. 7.125% 2023	20,825	21,606
Frontier Communications Corp. 7.625% 2024	28,125	29,320
Numerical Group SA, First Lien, 4.875% 2019[4]	37,850	38,276
Numerical Group SA, First Lien, 6.00% 2022[4]	44,100	45,202
Numerical Group SA, First Lien, 6.25% 2024[4]	8,150	8,354
Intelsat Jackson Holding Co. 7.25% 2020	7,750	8,389
Intelsat Jackson Holding Co. 6.625% 2022[4]	54,310	56,075
Trilogy International Partners, LLC 10.25% 2016[4]	44,750	46,316
Telecom Italia Capital SA 6.999% 2018	26,440	30,373
Telecom Italia Capital SA 7.175% 2019	9,000	10,474
Telecom Italia Capital SA 7.721% 2038	1,750	1,925
Altice Finco SA 6.50% 2022[4]	12,000	12,600
Altice Finco SA, First Lien, 7.75% 2022[4]	16,775	17,509
SBC Communications Inc. 5.10% 2014	19,886	20,222
AT&T Inc. 2.40% 2016	9,000	9,291
France Télécom 2.75% 2016	9,000	9,358
France Télécom 4.125% 2021	15,000	15,804
Orange SA 5.50% 2044	3,000	3,214
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,524
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,825
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,811
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,078
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,099
Deutsche Telekom International Finance BV 4.875% 2042[4]	350	360
SoftBank Corp. 4.50% 2020[4]	9,575	9,635
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,502
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,471
SBA Communications Corp. 5.75% 2020	3,375	3,561
Level 3 Communications, Inc. 11.875% 2019	3,000	3,397
		1,800,084
Energy 1.62%

Peabody Energy Corp. 6.00% 2018	57,270	61,136
Peabody Energy Corp. 6.25% 2021	27,875	28,432
NGPL PipeCo LLC 7.119% 2017[4]	31,600	31,442
NGPL PipeCo LLC 9.625% 2019[4]	46,380	50,322
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,468
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[7]	$61,150	$63,672
CONSOL Energy Inc. 8.00% 2017	6,750	7,036
CONSOL Energy Inc. 8.25% 2020	46,251	50,587
CONSOL Energy Inc. 5.875% 2022[4]	19,650	20,289
Anadarko Petroleum Corp. 5.95% 2016	10,500	11,710
Anadarko Petroleum Corp. 6.375% 2017	13,500	15,611
Anadarko Petroleum Corp. 8.70% 2019	32,880	42,401
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,356
Anadarko Petroleum Corp. 6.20% 2040	500	610
Kinder Morgan Energy Partners, LP 3.50% 2016	9,750	10,185
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,902
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,126
Kinder Morgan Energy Partners, LP 3.50% 2021	2,230	2,236
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,481
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,198
Kinder Morgan Energy Partners, LP 3.50% 2023	4,850	4,652
Kinder Morgan Energy Partners, LP 6.95% 2038	750	912
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	19,537
Kinder Morgan Energy Partners, LP 5.50% 2044	7,206	7,546
Transocean Inc. 5.05% 2016	18,395	20,026
Transocean Inc. 2.50% 2017	6,500	6,617
Transocean Inc. 6.375% 2021	23,090	26,126
Transocean Inc. 3.80% 2022	2,635	2,532
Enbridge Inc. 5.60% 2017	20,067	22,453
Enbridge Inc. 4.00% 2023	30,650	31,378
Alpha Natural Resources, Inc. 9.75% 2018	27,265	25,765
Alpha Natural Resources, Inc. 6.00% 2019	12,635	9,666
Alpha Natural Resources, Inc. 6.25% 2021	20,635	15,321
Samson Investment Co., Term Loan B, 5.00% 2018[7,8,9]	1,450	1,453
Samson Investment Co. 10.75% 2020[4]	43,280	45,877
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,067
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,846
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,933
Enbridge Energy Partners, LP 5.50% 2040	16,200	17,170
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,397
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	41,015	37,850
Ras Laffan Liquefied Natural Gas III 5.50% 2014[4]	2,400	2,450
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,760
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	1,000	1,190
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,8]	20,738	22,500
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,8]	10,325	11,280
Petrobras International Finance Co. 5.75% 2020	6,535	6,933
Petrobras International Finance Co. 5.375% 2021	28,655	29,480
Petrobras Global Finance Co. 4.375% 2023	3,320	3,109
Petrobras Global Finance Co. 6.25% 2024	675	710
Petrobras International Finance Co. 6.75% 2041	290	297
Petrobras Global Finance Co. 5.625% 2043	1,310	1,157
Arch Coal, Inc. 7.00% 2019	29,750	23,056
Arch Coal, Inc. 9.875% 2019	2,250	1,946
Arch Coal, Inc. 7.25% 2021	18,675	14,053
Laredo Petroleum, Inc. 9.50% 2019	34,200	37,791
Enterprise Products Operating LLC 5.20% 2020	5,500	6,240
Enterprise Products Operating LLC 3.35% 2023	8,500	8,385
Enterprise Products Operating LLC 3.90% 2024	20,600	20,865
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Enterprise Products Operating LLC 4.85% 2044	$ 2,200	$ 2,254
Williams Partners LP 5.25% 2020	1,960	2,180
Williams Partners LP 4.00% 2021	11,820	12,178
Williams Partners LP 3.35% 2022	5,000	4,866
Williams Partners LP 4.50% 2023	6,000	6,261
Williams Partners LP 4.30% 2024	10,480	10,717
Williams Partners LP 5.40% 2044	760	803
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,550	15,714
Regency Energy Partners LP and Regency Energy Finance Corp. 5.875% 2022	3,950	4,147
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	11,065
PDC Energy Inc. 7.75% 2022	27,750	30,594
Sabine Pass Liquefaction, LLC 5.625% 2021	24,150	25,056
Sabine Pass Liquefaction, LLC 5.625% 2023	5,000	5,069
StatoilHydro ASA 1.80% 2016	10,000	10,255
Statoil ASA 3.125% 2017	10,000	10,549
StatoilHydro ASA 2.65% 2024	4,000	3,786
Statoil ASA 4.25% 2041	3,000	2,998
Exxon Mobil Corp. 0.921% 2017	8,500	8,510
Exxon Mobil Corp. 1.819% 2019	11,950	11,961
Exxon Mobil Corp. 3.176% 2024	6,300	6,367
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,8]	1,674	1,768
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2022[4,8]	4,170	4,378
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,8]	19,439	20,386
Cenovus Energy Inc. 3.00% 2022	5,970	5,774
Cenovus Energy Inc. 3.80% 2023	17,050	17,334
Cenovus Energy Inc. 6.75% 2039	2,500	3,189
Teekay Corp. 8.50% 2020	21,405	24,830
Spectra Energy Partners, LP 2.95% 2016	3,750	3,905
Spectra Energy Partners, LP 4.60% 2021	15,000	16,248
Spectra Energy Partners, LP 4.75% 2024	3,250	3,484
Total Capital SA 3.00% 2015	10,000	10,301
Total Capital International 2.125% 2018	6,500	6,611
Total Capital International 3.70% 2024	5,000	5,128
Denbury Resources Inc. 4.625% 2023	22,250	21,277
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,8]	20,266	21,076
Woodside Finance Ltd. 4.60% 2021[4]	18,935	20,455
Chevron Corp. 2.355% 2022	20,000	18,945
Petróleos Mexicanos 3.50% 2018	14,280	14,833
Petróleos Mexicanos 4.875% 2022	435	458
Petróleos Mexicanos 4.875% 2024[4]	1,750	1,815
Petróleos Mexicanos 6.375% 2045[4]	1,450	1,591
Devon Energy Corp. 2.25% 2018	5,850	5,868
Devon Energy Corp. 3.25% 2022	4,908	4,878
Devon Energy Corp. 4.75% 2042	4,442	4,514
BG Energy Capital PLC 2.50% 2015[4]	7,000	7,181
BG Energy Capital PLC 2.875% 2016[4]	7,395	7,704
Schlumberger Investment SA 3.65% 2023	14,035	14,368
Halliburton Co. 2.00% 2018	14,000	14,051
Kinder Morgan Energy Partners, LP 5.00% 2021[4]	12,915	12,976
Diamond Offshore Drilling, Inc. 4.875% 2043	11,950	11,803
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,259
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,470
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,248
Oasis Petroleum Inc. 6.875% 2022[4]	8,000	8,720
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Bonanza Creek Energy, Inc. 6.75% 2021	$ 6,200	$ 6,665
Rice Energy Inc. 6.25% 2022[4]	5,600	5,614
Shell International Finance BV 2.00% 2018	4,990	5,034
CNOOC Finance (2013) Ltd. 3.00% 2023	5,150	4,731
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,674
EnLink Midstream Partners, LP 4.40% 2024	1,290	1,330
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,125	1,960
Western Gas Partners LP 2.60% 2018	1,150	1,166
Access Midstream Partners, L.P. 5.875% 2021	650	695
		1,501,551
Industrials 1.44%

General Electric Co. 0.85% 2015	10,000	10,060
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,318
General Electric Capital Corp. 2.95% 2016	4,650	4,838
General Electric Capital Corp. 2.45% 2017	13,000	13,460
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,630
General Electric Co. 2.70% 2022	7,750	7,585
General Electric Capital Corp. 3.10% 2023	8,500	8,424
General Electric Co. 4.125% 2042	11,000	10,784
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[7]	50,000	54,548
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[7]	112,300	129,348
US Investigations Services, Inc., Term Loan B, 5.00% 2015[7,8,9]	14,233	13,966
US Investigations Services, Inc., Term Loan D, 7.75% 2015[7,8,9]	18,437	18,145
US Investigations Services, Inc. 10.50% 2015[4]	49,850	45,239
US Investigations Services, Inc. 11.75% 2016[4]	19,814	14,662
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	79,655	84,036
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	15,510	15,820
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	19,500	20,426
Navios Maritime Holdings Inc. 7.375% 2022[4]	29,140	29,504
Nortek Inc. 10.00% 2018	22,255	24,369
Nortek Inc. 8.50% 2021	33,565	37,173
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[8]	229	234
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	2,194	2,316
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	435	463
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	48	49
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	3,841	4,136
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	1,784	1,925
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[1,8,11]	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	194	210
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	10,803	12,096
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	193	203
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	419	463
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	4,198	4,561
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	454	477
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	3,548	3,930
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	10,390	11,254
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	2,669	3,044
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	4,978	5,740
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	259	275
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	6,788	7,492
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,069
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	19,275	19,516
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	20,310	21,275
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	16,325	16,447
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Jeld-Wen Escrow Corp. 12.25% 2017[4]	$45,670	$50,637
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[7,8,9]	33,143	33,650
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan, 5.00% 2018[7,8,9]	14,697	14,922
BE Aerospace, Inc. 5.25% 2022	45,405	47,221
Northwest Airlines, Inc., Term Loan A, 1.99% 2018[7,8,9]	37,890	36,563
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	4,963	5,819
TransDigm Inc. 7.75% 2018	17,395	18,613
TransDigm Inc. 5.50% 2020	22,000	22,330
R.R. Donnelley & Sons Co. 7.25% 2018[3]	7,234	8,428
R.R. Donnelley & Sons Co. 7.875% 2021[3]	825	949
R.R. Donnelley & Sons Co. 7.00% 2022[3]	16,735	18,492
R.R. Donnelley & Sons Co. 6.50% 2023[3]	11,125	11,765
HD Supply, Inc. 11.50% 2020	31,580	37,580
Gardner Denver, Inc. Term Loan B, 4.25% 2020[7,8,9]	37,565	37,539
Euramax International, Inc. 9.50% 2016	31,755	31,993
Burlington Northern Santa Fe LLC 3.00% 2023	4,580	4,431
Burlington Northern Santa Fe LLC 3.75% 2024	2,270	2,320
Burlington Northern Santa Fe LLC 4.90% 2044	20,240	21,571
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	7,084	7,045
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	5,136	5,108
CEVA Group PLC, Letter of Credit, 6.50% 2021[7,8,9]	4,870	4,844
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	885	881
CEVA Group PLC 7.00% 2021[4]	2,250	2,326
CEVA Group PLC 9.00% 2021[4]	1,050	1,087
ARAMARK Corp., Term Loan E, 3.25% 2019[7,8,9]	19,000	18,852
Esterline Technologies Corp. 7.00% 2020	16,590	18,042
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	16,050	17,493
ADT Corp. 4.125% 2019	15,150	15,150
TRAC Intermodal 11.00% 2019	12,925	14,848
Union Pacific Corp. 2.25% 2019	625	630
Union Pacific Corp. 3.646% 2024	9,310	9,531
Union Pacific Corp. 3.75% 2024	2,875	2,962
Union Pacific Corp. 4.85% 2044	305	330
Ply Gem Industries, Inc. 6.50% 2022[4]	13,125	13,174
CNH Capital LLC 3.25% 2017	11,500	11,786
Watco Companies 6.375% 2023[4]	10,670	10,857
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4,8]	9,073	9,776
Norfolk Southern Corp. 5.75% 2016	6,710	7,237
Norfolk Southern Corp. 5.75% 2018	2,000	2,280
Volvo Treasury AB 5.95% 2015[4]	8,835	9,247
Atlas Copco AB 5.60% 2017[4]	7,405	8,194
Builders Firstsource 7.625% 2021[4]	7,094	7,644
United Technologies Corp. 4.50% 2042	5,965	6,223
Safway Group Holding 7.00% 2018[4]	5,500	5,857
European Aeronautic Defence and Space Company 2.70% 2023[4]	6,000	5,710
ERAC USA Finance Co. 5.25% 2020[4]	5,000	5,639
ADS Waste Escrow 8.25% 2020	4,675	5,090
Canadian National Railway Co. 1.45% 2016	5,010	5,084
CSX Corp. 6.25% 2015	3,460	3,636
HDTFS Inc. 5.875% 2020	3,000	3,195
Iron Mountain Inc. 6.00% 2023[3]	950	1,014
Iron Mountain Inc. 5.75% 2024[3]	2,175	2,159
BakerCorp International, Inc. 8.25% 2019	2,000	2,070
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,008
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

ABB Finance (USA) Inc. 2.875% 2022	$ 1,000	$ 984
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.009% 2015[7,8,9]	3,054	1,663
		1,335,989
Health care 1.42%

Forest Laboratories, Inc. 4.375% 2019[4]	45,800	48,777
Forest Laboratories, Inc. 4.875% 2021[4]	9,450	10,088
Forest Laboratories, Inc. 5.00% 2021[4]	56,820	60,868
Kinetic Concepts, Inc., Term Loan E1, 4.00% 2018[7,8,9]	3,353	3,358
Kinetic Concepts, Inc. 10.50% 2018	69,942	80,258
Kinetic Concepts, Inc. 12.50% 2019	24,950	29,316
inVentiv Health Inc. 9.00% 2018[4]	35,035	37,312
inVentiv Health Inc. 11.00% 2018[4]	53,835	49,932
inVentiv Health Inc. 11.00% 2018[4]	23,915	22,241
VPI Escrow Corp. 6.75% 2018[4]	26,700	29,036
VPI Escrow Corp. 6.375% 2020[4]	40,355	43,583
VPI Escrow Corp. 5.625% 2021[4]	3,125	3,258
VPI Escrow Corp. 7.50% 2021[4]	18,785	21,039
HCA Inc. 6.375% 2015	7,400	7,659
HCA Inc., Term Loan B5, 2.90% 2017[7,8,9]	6,260	6,261
HCA Inc. 3.75% 2019	37,775	38,153
HCA Inc. 6.50% 2020	12,400	13,857
Multiplan Inc., Term Loan B, 4.00% 2021[7,8,9]	64,801	64,582
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,761
Tenet Healthcare Corp., First Lien, 4.75% 2020	11,710	11,827
Tenet Healthcare Corp., First Lien, 6.00% 2020[4]	40,255	42,343
Tenet Healthcare Corp., First Lien, 4.50% 2021	7,040	6,859
DJO Finance LLC 9.75% 2017	11,653	12,410
DJO Finance LLC 7.75% 2018	8,800	9,284
DJO Finance LLC 8.75% 2018	22,175	24,171
DJO Finance LLC 9.875% 2018	7,285	7,977
VWR Funding, Inc. 7.25% 2017	46,275	49,854
Humana Inc. 4.625% 2042	45,000	44,230
Novartis Capital Corp. 2.90% 2015	14,000	14,369
Novartis Capital Corp. 3.40% 2024	24,605	24,880
Novartis Capital Corp. 4.40% 2044	2,250	2,309
Centene Corp. 5.75% 2017	23,240	25,506
Centene Corp. 4.75% 2022	13,970	14,057
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[3,7,8,9]	12,040	11,979
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[3,7,8,9]	9,200	9,154
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,6,7,8,9]	18,059	17,969
Gilead Sciences, Inc. 3.05% 2016	10,265	10,796
Gilead Sciences, Inc. 3.70% 2024	9,355	9,508
Gilead Sciences, Inc. 4.80% 2044	12,910	13,614
Symbion Inc. 8.00% 2016	32,230	33,841
INC Research LLC 11.50% 2019[4]	29,160	33,242
McKesson Corp. 0.95% 2015	1,135	1,139
McKesson Corp. 3.25% 2016	7,525	7,852
McKesson Corp. 1.40% 2018	745	732
McKesson Corp. 2.284% 2019	3,875	3,871
McKesson Corp. 4.75% 2021	3,475	3,841
McKesson Corp. 3.796% 2024	14,505	14,689
McKesson Corp. 4.883% 2044	625	654
Express Scripts Inc. 2.75% 2014	1,000	1,013
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,459
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Express Scripts Inc. 3.125% 2016	$13,564	$ 14,222
Express Scripts Inc. 7.25% 2019	8,985	10,920
Boston Scientific Corp. 6.40% 2016	21,735	24,089
Boston Scientific Corp. 6.00% 2020	5,375	6,235
Thermo Fisher Scientific Inc. 1.30% 2017	8,630	8,646
Thermo Fisher Scientific Inc. 2.40% 2019	8,405	8,496
Thermo Fisher Scientific Inc. 4.15% 2024	10,250	10,710
Amgen Inc. 5.375% 2043	25,000	27,325
AbbVie Inc. 2.90% 2022	2,875	2,805
AbbVie Inc. 4.40% 2042	18,270	18,345
Roche Holdings, Inc. 6.00% 2019[4]	9,809	11,545
Roche Holdings, Inc. 7.00% 2039[4]	4,000	5,662
UnitedHealth Group Inc. 6.00% 2017	12,430	14,206
UnitedHealth Group Inc. 2.75% 2023	660	634
UnitedHealth Group Inc. 2.875% 2023	1,500	1,445
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[7,8,9]	15,430	15,546
Select Medical Holdings Corp. 6.375% 2021	14,850	15,370
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	2,450	2,646
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	6,350	6,858
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	4,575	4,735
Coventry Health Care, Inc. 6.30% 2014	8,370	8,507
Aetna Inc. 1.50% 2017	1,335	1,340
Aetna Inc. 2.20% 2019	1,195	1,197
Aetna Inc. 4.75% 2044	1,250	1,302
Merck & Co., Inc. 1.10% 2018	6,710	6,599
Merck & Co., Inc. 2.80% 2023	2,790	2,686
PRA Holdings, Inc. 9.50% 2023[4]	8,235	9,141
Baxter International Inc. 1.85% 2018	3,180	3,171
Baxter International Inc. 3.20% 2023	4,446	4,357
Catamaran Corp. 4.75% 2021	7,300	7,373
DENTSPLY International Inc. 2.75% 2016	5,620	5,814
Grifols Worldwide Operations Ltd. 5.25% 2022[4]	5,000	5,087
Cardinal Health, Inc. 4.00% 2015	3,000	3,105
GlaxoSmithKline Capital Inc. 1.50% 2017	3,015	3,048
Medtronic, Inc. 3.625% 2024	2,460	2,516
WellPoint, Inc. 2.30% 2018	1,370	1,383
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	982
		1,320,816
Information technology 0.85%

First Data Corp. 7.375% 2019[4]	18,225	19,592
First Data Holdings, Inc. 14.50% 2019[4,6]	16,522	15,780
First Data Corp. 6.75% 2020[4]	19,025	20,404
First Data Corp. 8.25% 2021[4]	10,250	11,096
First Data Corp. 11.75% 2021	72,810	77,907
First Data Corp. 12.625% 2021	23,539	28,364
First Data Corp. 8.75% 2022[4,6,7]	36,640	40,121
SRA International, Inc., Term Loan B, 6.50% 2018[7,8,9]	70,195	70,370
SRA International, Inc. 11.00% 2019	58,195	61,687
Avago Technologies Ltd., Term Loan B, 3.75% 2021[7,8,9]	79,575	79,855
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[7,8,9]	7,980	8,014
Freescale Semiconductor, Inc. 5.00% 2021[4]	49,340	50,080
Freescale Semiconductor, Inc. 6.00% 2022[4]	19,075	19,981
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Information technology (continued)	(000)	(000)

Alcatel-Lucent USA Inc. 4.625% 2017[4]	$36,150	$ 37,189
Alcatel-Lucent USA Inc. 6.75% 2020[4]	4,350	4,589
Alcatel-Lucent USA Inc. 8.875% 2020[4]	15,675	17,713
SunGard Data Systems Inc. 7.375% 2018	15,722	16,685
SunGard Data Systems Inc. 7.625% 2020	29,540	32,420
Jabil Circuit, Inc. 8.25% 2018	20,925	25,058
Jabil Circuit, Inc. 5.625% 2020	10,650	11,316
Serena Software, Inc. 10.375% 2016	10,776	10,828
Serena Software, Inc. Term Loan B 7.50% 2020[7,8,9]	22,225	22,142
Lawson Software, Inc. 9.375% 2019	25,800	29,089
NXP BV and NXP Funding LLC 3.75% 2018[4]	20,500	20,577
International Business Machines Corp. 1.95% 2016	10,000	10,281
International Business Machines Corp. 2.00% 2016	10,000	10,262
Ceridian Corp. 11.25% 2015	15,000	15,225
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,553
Hughes Satellite Systems Corp. 7.625% 2021	1,175	1,331
Xerox Corp. 6.40% 2016	768	844
Xerox Corp. 2.95% 2017	7,940	8,291
Xerox Corp. 6.75% 2017	360	411
Samsung Electronics America, Inc. 1.75% 2017[4]	3,500	3,510
Compucom Systems Inc., 7.00% 2021[4]	1,425	1,446
		793,011
Materials 0.79%

ArcelorMittal 4.25% 2015[7]	4,000	4,125
ArcelorMittal 5.00% 2017[7]	15,680	16,660
ArcelorMittal 6.00% 2021[7]	7,430	7,987
ArcelorMittal 6.75% 2022[7]	25,110	27,935
ArcelorMittal 7.25% 2041[7]	51,046	52,131
FMG Resources 6.00% 2017[4]	56,380	59,516
FMG Resources 6.875% 2018[4]	36,535	38,636
FMG Resources 8.25% 2019[4]	9,450	10,478
First Quantum Minerals Ltd. 6.75% 2020[4]	53,512	54,315
First Quantum Minerals Ltd. 7.00% 2021[4]	51,512	52,478
Reynolds Group Inc. 7.125% 2019	8,000	8,480
Reynolds Group Inc. 7.875% 2019	1,555	1,714
Reynolds Group Inc. 5.75% 2020	61,840	64,623
JMC Steel Group Inc. 8.25% 2018[4]	46,658	47,358
Xstrata Canada Financial Corp. 2.70% 2017[4,7]	7,500	7,617
Xstrata Canada Financial Corp. 3.60% 2017[4]	5,000	5,232
Glencore Xstrata LLC 2.50% 2019[4]	10,000	9,792
Xstrata Canada Financial Corp. 4.95% 2021[4]	11,500	12,083
Glencore Xstrata LLC 4.125% 2023[4]	2,000	1,943
Glencore Xstrata LLC 4.625% 2024[4]	7,000	7,034
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,034
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,276
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,559
Rio Tinto Finance (USA) Ltd. 2.25% 2018	8,995	9,058
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,000	3,944
Ryerson Inc. 9.00% 2017	18,800	20,234
Ryerson Inc. 11.25% 2018	10,975	12,374
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.00% 2020[7,8,9]	12,133	12,117
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	7,310	8,059
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

LSB Industries, Inc. 7.75% 2019[4]	$16,800	$ 18,060
Newcrest Finance Pty Ltd. 4.45% 2021[4]	8,700	8,180
Newcrest Finance Pty Ltd. 4.20% 2022[4]	9,920	9,012
Georgia Gulf Corp. 4.625% 2021[4]	14,625	14,607
Georgia Gulf Corp. 4.875% 2023[4]	2,400	2,355
Walter Energy, Inc. 9.50% 2019[4]	13,425	13,710
Walter Energy, Inc. 9.875% 2020	4,150	2,760
Holcim Ltd. 6.00% 2019[4]	1,607	1,835
Holcim Ltd. 5.15% 2023[4]	12,595	13,571
Ecolab Inc. 3.00% 2016	7,455	7,843
Ecolab Inc. 4.35% 2021	1,000	1,090
Ecolab Inc. 5.50% 2041	750	870
OMNOVA Solutions Inc. 7.875% 2018	8,500	9,127
Ball Corp. 5.75% 2021	4,615	4,932
Ball Corp. 5.00% 2022	3,625	3,725
PQ Corp. 8.75% 2018[4]	7,700	8,412
Smurfit Capital Funding PLC 7.50% 2025	7,125	8,123
International Paper Co. 7.30% 2039	5,615	7,551
Taminco Global Chemical Corp. 9.75% 2020[4]	4,940	5,588
Cliffs Natural Resources Inc. 4.875% 2021[3]	4,945	4,831
Dow Chemical Co. 5.25% 2041	4,000	4,268
Graphic Packaging International, Inc. 4.75% 2021	3,550	3,550
BHP Billiton Finance (USA) Ltd. 5.00% 2043	3,140	3,403
Arbermarle Corp. 5.10% 2015	2,570	2,649
Mosaic Co. 4.25% 2023	800	829
		737,673
Consumer staples 0.69%

Altria Group, Inc. 9.70% 2018	6,081	8,034
Altria Group, Inc. 9.25% 2019	18,542	24,613
Altria Group, Inc. 4.00% 2024	2,600	2,653
Altria Group, Inc. 9.95% 2038	23,500	38,423
Altria Group, Inc. 4.25% 2042	20,000	18,293
Altria Group, Inc. 4.50% 2043	22,000	20,891
Altria Group, Inc. 5.375% 2044	2,000	2,149
Anheuser-Busch InBev NV 3.625% 2015	21,000	21,652
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,251
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,565
Anheuser-Busch InBev NV 7.75% 2019	25,000	31,055
Anheuser-Busch InBev NV 3.70% 2024	4,000	4,106
Anheuser-Busch InBev NV 3.75% 2042	400	365
Kraft Foods Inc. 2.25% 2017	3,500	3,591
Kraft Foods Inc. 5.375% 2020	4,712	5,405
Kraft Foods Inc. 5.00% 2042	33,700	35,897
Wal-Mart Stores, Inc. 2.875% 2015	10,000	10,232
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,457
Wal-Mart Stores, Inc. 2.55% 2023	3,250	3,100
Wal-Mart Stores, Inc. 3.30% 2024	10,755	10,748
Wal-Mart Stores, Inc. 4.00% 2043	2,750	2,621
Wal-Mart Stores, Inc. 4.30% 2044	7,350	7,332
Coca-Cola Co. 1.50% 2015	10,590	10,753
Coca-Cola Co. 1.80% 2016	10,000	10,254
Coca-Cola Co. 2.45% 2020	1,100	1,092
Coca-Cola Co. 3.20% 2023	15,725	15,702
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Constellation Brands, Inc. 8.375% 2014	$ 2,175	$ 2,273
Constellation Brands, Inc. 7.25% 2017	16,425	19,012
Constellation Brands, Inc. 3.75% 2021	1,750	1,715
Constellation Brands, Inc. 6.00% 2022	2,825	3,150
Constellation Brands, Inc. 4.25% 2023	8,250	8,126
Pernod Ricard SA 2.95% 2017[4]	20,000	20,828
Pernod Ricard SA 4.45% 2022[4]	8,500	8,977
SABMiller Holdings Inc. 2.20% 2018[4]	1,100	1,103
SABMiller Holdings Inc. 3.75% 2022[4]	20,000	20,678
SABMiller Holdings Inc. 4.95% 2042[4]	7,000	7,513
WM. Wrigley Jr. Co 2.40% 2018[4]	1,200	1,217
WM. Wrigley Jr. Co 3.375% 2020[4]	22,500	23,167
Reynolds American Inc. 3.25% 2022	8,650	8,266
Reynolds American Inc. 4.85% 2023	9,535	10,171
Reynolds American Inc. 4.75% 2042	3,000	2,824
Reynolds American Inc. 6.15% 2043	1,700	1,921
Rite Aid Corp. 10.25% 2019	10,090	11,086
Rite Aid Corp. 8.00% 2020	8,000	8,880
Procter & Gamble Co. 3.50% 2015	17,250	17,657
Imperial Tobacco Finance PLC 2.05% 2018[4]	5,000	4,991
Imperial Tobacco Finance PLC 3.50% 2023[4]	12,500	12,124
ConAgra Foods, Inc. 1.90% 2018	3,750	3,741
ConAgra Foods, Inc. 3.20% 2023	11,580	11,186
Ingles Markets, Inc. 5.75% 2023	14,450	14,486
Smithfield Foods, Inc. 7.75% 2017	2,000	2,325
Smithfield Foods, Inc. 5.25% 2018[4]	1,500	1,568
Smithfield Foods, Inc. 5.875% 2021[4]	3,250	3,425
Smithfield Foods, Inc. 6.625% 2022	4,900	5,372
Tyson Foods, Inc. 6.60% 2016[7]	11,500	12,657
Stater Bros. Holdings Inc. 7.75% 2015	11,325	11,404
British American Tobacco International Finance PLC 9.50% 2018[4]	8,705	11,360
Kimberly-Clark Corp. 7.50% 2018	9,000	11,120
Philip Morris International Inc. 3.60% 2023	10,565	10,729
Mondelez International, Inc. 4.00% 2024	8,900	9,127
CVS Caremark Corp. 2.25% 2018	2,750	2,772
CVS Caremark Corp. 4.00% 2023	3,000	3,112
CVS Caremark Corp. 5.30% 2043	750	842
Brasil Foods SA 5.875% 2022[4]	3,250	3,469
Brasil Foods SA 5.875% 2022	1,500	1,601
Del Monte Corp. 7.625% 2019	4,240	4,425
Kroger Co. 3.85% 2023	825	839
Kroger Co. 4.00% 2024	2,110	2,167
		640,640
Utilities 0.63%

MidAmerican Energy Co. 5.95% 2017	10,625	12,120
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,302
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,431
MidAmerican Energy Co. 2.40% 2019	9,000	9,145
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	8,328	10,231
NV Energy, Inc 6.25% 2020	20,420	24,117
PacifiCorp., First Mortgage Bonds, 2.95% 2023	420	411
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	25	25
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

MidAmerican Energy Holdings Co. 3.75% 2023[4]	$13,297	$13,588
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	16,366
CMS Energy Corp. 8.75% 2019	2,815	3,612
CMS Energy Corp. 6.25% 2020	20,415	24,113
CMS Energy Corp. 5.05% 2022	2,743	3,091
CMS Energy Corp. 3.875% 2024	15,085	15,440
CMS Energy Corp. 4.875% 2044	10,510	10,933
Electricité de France SA 1.15% 2017[4]	3,500	3,503
Electricité de France SA 6.95% 2039[4]	8,000	10,431
Electricité de France SA 4.875% 2044[4]	1,850	1,912
Electricité de France SA 5.25% (undated)[4,7]	25,505	26,092
Duke Energy Corp. 3.95% 2023	6,000	6,236
Duke Energy Corp. 3.75% 2024	7,596	7,717
Progress Energy, Inc. 7.00% 2031	3,000	3,934
Progress Energy, Inc. 7.75% 2031	3,000	4,192
Duke Energy Indiana, Inc. 4.90% 2043	17,000	18,793
AES Corp. 7.75% 2015	10,000	10,912
AES Corp. 8.00% 2017	487	580
AES Corp. 8.00% 2020	7,000	8,382
AES Corp. 7.375% 2021	10,125	11,644
AES Corp. 5.50% 2024	6,500	6,516
FirstEnergy Corp., Series B, 4.25% 2023	31,465	30,966
PG&E Corp. 2.40% 2019	1,470	1,476
Pacific Gas and Electric Co. 3.25% 2023	1,250	1,235
Pacific Gas and Electric Co. 3.85% 2023	14,720	15,100
Pacific Gas and Electric Co. 3.75% 2024	6,875	7,011
EDP Finance BV 5.25% 2021[4]	22,500	23,428
Enel Finance International SA 6.00% 2039[4]	3,000	3,242
Enel Società per Azioni 8.75% 2073[4,7]	17,000	19,507
TXU, Term Loan, 3.737% 2014[7,8,9]	3,000	2,265
TXU, Term Loan, 4.737% 2017[7,8,9]	26,204	19,858
E.ON International Finance BV 5.80% 2018[4]	17,000	19,418
Puget Sound Energy, Inc., First Lien, 6.50% 2020	4,415	5,252
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,920	5,757
Puget Sound Energy, Inc., First Lien, 5.625% 2022	3,465	4,010
Xcel Energy Inc. 4.70% 2020	5,796	6,422
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	8,703	8,291
CenterPoint Energy Resources Corp. 4.50% 2021	13,130	14,301
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	11,487
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	2,000	2,297
Eskom Holdings Ltd. 5.75% 2021[4]	6,820	7,059
Eskom Holdings SOC Ltd. 6.75% 2023[4]	5,000	5,397
NRG Energy, Inc. 8.25% 2020	3,850	4,269
NRG Energy, Inc. 6.625% 2023	7,700	8,085
American Electric Power Co. 2.95% 2022	12,065	11,682
Teco Finance, Inc. 4.00% 2016	3,031	3,201
Teco Finance, Inc. 5.15% 2020	5,731	6,353
Tampa Electric Co. 2.60% 2022	700	666
Entergy Corp. 4.70% 2017	8,000	8,579
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,181
Virginia Electric and Power Co. 3.45% 2024	3,220	3,258
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,292
AES Panamá, SA 6.35% 2016[4]	7,627	8,145
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

Israel Electric Corp. Ltd. 8.10% 2096[4]	$ 4,905	$ 5,077
Midwest Generation, LLC, Series B, 8.56% 2016[8,11]	4,371	4,896
National Grid PLC 6.30% 2016	4,000	4,455
CEZ, a s 4.25% 2022[4]	2,820	2,929
Colbun SA 6.00% 2020[4]	2,000	2,230
Comision Federal de Electricidad 4.875% 2024[4]	2,000	2,057
Veolia Environnement 6.00% 2018	625	708
Veolia Environnement 6.75% 2038	500	599
Iberdrola Finance Ireland 5.00% 2019[4]	1,060	1,176
Empresa Nacional de Electricidad SA 4.25% 2024	900	903
		588,289
Total corporate bonds & notes		13,299,151
U.S. Treasury bonds & notes 2.25%
U.S. Treasury 1.92%

U.S. Treasury 0.25% 2014	140,000	140,158
U.S. Treasury 0.25% 2014	22,048	22,056
U.S. Treasury 0.50% 2014	274,265	274,819
U.S. Treasury 0.75% 2014	52,782	52,828
U.S. Treasury 2.625% 2014[12]	64,000	64,416
U.S. Treasury 2.625% 2014	11,905	11,956
U.S. Treasury 1.50% 2016	80,500	82,252
U.S. Treasury 1.75% 2016	95,000	97,568
U.S. Treasury 1.625% 2019	27,000	26,952
U.S. Treasury 1.625% 2022	27,325	25,459
U.S. Treasury 2.50% 2023	180,950	179,490
U.S. Treasury 6.25% 2023	53,000	69,441
U.S. Treasury 2.75% 2024	124,375	125,435
U.S. Treasury 5.50% 2028	52,000	67,104
U.S. Treasury 5.375% 2031	8,475	10,949
U.S. Treasury 4.50% 2036	87,935	104,801
U.S. Treasury 4.625% 2040	15,150	18,448
U.S. Treasury 3.75% 2041	65,350	69,317
U.S. Treasury 2.75% 2042	7,325	6,373
U.S. Treasury 2.75% 2042	6,950	6,060
U.S. Treasury 3.00% 2042	56,175	51,686
U.S. Treasury 2.875% 2043	2,497	2,223
U.S. Treasury 3.125% 2043	161,075	151,209
U.S. Treasury 3.625% 2043	58,050	59,827
U.S. Treasury 3.625% 2044	60,250	62,048
		1,782,875
U.S. Treasury inflation-protected securities[13] 0.33%

U.S. Treasury Inflation-Protected Security 1.875% 2015	45,862	48,032
U.S. Treasury Inflation-Protected Security 0.125% 2017	41,342	42,668
U.S. Treasury Inflation-Protected Security 0.125% 2019	95,426	97,455
U.S. Treasury Inflation-Protected Security 0.625% 2024	70,426	71,497
U.S. Treasury Inflation-Protected Security 0.75% 2042	49,608	44,761
U.S. Treasury Inflation-Protected Security 0.625% 2043	7,147	6,209
		310,622
Total U.S. Treasury bonds & notes		2,093,497
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] 1.64%	(000)	(000)

Fannie Mae 5.50% 2018	$ 53	$ 56
Fannie Mae 6.00% 2021	230	253
Fannie Mae 4.50% 2024	2,728	2,927
Fannie Mae 5.50% 2024	290	317
Fannie Mae 4.50% 2025	2,761	2,963
Fannie Mae 4.50% 2025	1,789	1,921
Fannie Mae 4.50% 2025	1,696	1,820
Fannie Mae 4.50% 2025	1,630	1,731
Fannie Mae, Series 2001-4, Class GA, 9.496% 2025[7]	149	170
Fannie Mae, Series 2001-4, Class NA, 10.454% 2025[7]	4	4
Fannie Mae 6.00% 2026	4,555	5,033
Fannie Mae 7.00% 2026	636	722
Fannie Mae 2.50% 2027	1,815	1,828
Fannie Mae 2.50% 2027	1,393	1,403
Fannie Mae 2.50% 2027	1,230	1,240
Fannie Mae 2.50% 2027	1,148	1,156
Fannie Mae 2.50% 2027	660	666
Fannie Mae 2.50% 2027	564	568
Fannie Mae 2.50% 2027	557	561
Fannie Mae 2.50% 2028	44,180	44,601
Fannie Mae 2.50% 2028	14,898	15,005
Fannie Mae 2.50% 2028	2,063	2,081
Fannie Mae 2.50% 2028	2,037	2,055
Fannie Mae 2.50% 2028	1,946	1,963
Fannie Mae 2.50% 2028	1,841	1,858
Fannie Mae 2.50% 2028	1,559	1,573
Fannie Mae 2.50% 2028	1,365	1,377
Fannie Mae 2.50% 2028	1,255	1,264
Fannie Mae 2.50% 2028	977	986
Fannie Mae 2.50% 2028	971	980
Fannie Mae 2.50% 2028	967	976
Fannie Mae 2.50% 2028	666	672
Fannie Mae 2.50% 2028	648	654
Fannie Mae 2.50% 2028	618	622
Fannie Mae 2.50% 2028	610	615
Fannie Mae 2.50% 2028	535	540
Fannie Mae 2.50% 2028	529	533
Fannie Mae 2.50% 2028	501	505
Fannie Mae 2.50% 2028	500	505
Fannie Mae 2.50% 2028	497	501
Fannie Mae 2.50% 2028	492	496
Fannie Mae 2.50% 2028	486	491
Fannie Mae 2.50% 2028	355	358
Fannie Mae 2.50% 2028	119	120
Fannie Mae 2.50% 2028	72	73
Fannie Mae 6.00% 2028	4,777	5,293
Fannie Mae 7.00% 2028	1,722	1,949
Fannie Mae 7.00% 2028	280	317
Fannie Mae, Series 2001-20, Class E, 9.557% 2031[7]	163	183
Fannie Mae 5.50% 2033	714	796
Fannie Mae 4.50% 2034	20,812	22,440
Fannie Mae 5.50% 2035	689	767
Fannie Mae 5.50% 2036	4,850	5,390
Fannie Mae 6.00% 2036	2,070	2,319
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	$ 2,039	$ 2,271
Fannie Mae 6.00% 2036	1,486	1,665
Fannie Mae 6.00% 2036	1,017	1,140
Fannie Mae 2.336% 2037[7]	2,433	2,591
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,445	8,146
Fannie Mae 6.00% 2037	22,312	24,905
Fannie Mae 6.00% 2037	4,289	4,787
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,193	4,623
Fannie Mae 6.00% 2037	3,446	3,847
Fannie Mae 6.00% 2037	240	264
Fannie Mae 6.50% 2037	1,455	1,627
Fannie Mae 6.50% 2037	1,265	1,424
Fannie Mae 6.50% 2037	966	1,082
Fannie Mae 6.50% 2037	348	390
Fannie Mae 7.00% 2037	905	1,019
Fannie Mae 7.00% 2037	537	605
Fannie Mae 7.50% 2037	528	604
Fannie Mae 7.50% 2037	112	129
Fannie Mae 7.50% 2037	86	98
Fannie Mae 8.00% 2037	106	122
Fannie Mae 5.50% 2038	1,146	1,268
Fannie Mae 6.00% 2038	5,418	6,070
Fannie Mae 6.00% 2038	4,220	4,711
Fannie Mae 6.00% 2038	2,331	2,605
Fannie Mae 4.50% 2039	33,368	36,071
Fannie Mae 6.00% 2039	2,711	3,032
Fannie Mae 6.50% 2039	1,078	1,213
Fannie Mae 4.00% 2040	15,639	16,410
Fannie Mae 4.00% 2040	9,966	10,457
Fannie Mae 4.00% 2040	9,406	9,878
Fannie Mae 4.00% 2040	552	580
Fannie Mae 4.199% 2040[7]	1,163	1,238
Fannie Mae 4.50% 2040	114	122
Fannie Mae 4.50% 2040	93	100
Fannie Mae 5.00% 2040	11,853	13,021
Fannie Mae 4.00% 2041	12,857	13,514
Fannie Mae 4.00% 2041	9,786	10,285
Fannie Mae 4.00% 2041	934	982
Fannie Mae 4.00% 2041	549	578
Fannie Mae 4.00% 2041	450	473
Fannie Mae 4.00% 2041	308	324
Fannie Mae 4.50% 2041	337	362
Fannie Mae 5.00% 2041	712	784
Fannie Mae 5.00% 2041	645	711
Fannie Mae 5.00% 2041	508	561
Fannie Mae 5.00% 2041	438	482
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	528	594
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	431	500
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	283	331
Fannie Mae 3.50% 2042	36,789	37,383
Fannie Mae 3.50% 2042	27,644	28,090
Fannie Mae 3.50% 2042	10,416	10,598
Fannie Mae 4.00% 2042	31,504	33,110
Fannie Mae 4.00% 2042	11,148	11,718
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

Fannie Mae 4.00% 2042	$ 4,698	$ 4,939
Fannie Mae 4.00% 2042	1,547	1,626
Fannie Mae, Series 2002-W1, Class 2A, 6.617% 2042[7]	801	935
Fannie Mae 3.00% 2043	18,082	17,666
Fannie Mae 4.00% 2043	11,355	11,953
Fannie Mae 4.00% 2043	10,951	11,529
Fannie Mae 4.00% 2043	4,188	4,408
Fannie Mae 4.00% 2043	3,923	4,129
Fannie Mae 4.00% 2043	3,904	4,112
Fannie Mae 4.00% 2043	3,628	3,818
Fannie Mae 4.00% 2043	3,182	3,352
Fannie Mae 4.00% 2043	2,920	3,068
Fannie Mae 4.00% 2043	969	1,017
Fannie Mae 3.50% 2044	114,112	115,079
Fannie Mae 4.50% 2044	30,500	32,631
Fannie Mae 6.50% 2047	1,068	1,169
Fannie Mae 6.50% 2047	795	870
Fannie Mae 6.50% 2047	419	459
Fannie Mae 6.50% 2047	388	424
Fannie Mae 6.50% 2047	376	412
Fannie Mae 6.50% 2047	126	138
Fannie Mae 7.00% 2047	919	1,018
Fannie Mae 7.00% 2047	322	357
Fannie Mae 7.00% 2047	320	354
Fannie Mae 7.00% 2047	295	326
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	27,130
Freddie Mac, Series 2289, Class NB, 9.819% 2022[7]	16	18
Freddie Mac, Series 2013-DN2, Class M-1, 1.602% 2023[7]	3,832	3,871
Freddie Mac, Series 2013-DN1, Class M-1, 3.552% 2023[7]	4,426	4,650
Freddie Mac 5.00% 2023	3,695	3,983
Freddie Mac 5.00% 2023	3,414	3,679
Freddie Mac 5.00% 2023	3,332	3,593
Freddie Mac 5.00% 2023	1,153	1,255
Freddie Mac 6.00% 2026	670	742
Freddie Mac 6.00% 2027	1,154	1,279
Freddie Mac 2.475% 2035[7]	1,850	1,966
Freddie Mac 4.50% 2035	21,878	23,574
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,244	1,358
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,655	8,500
Freddie Mac, Series 3312, Class PA, 5.50% 2037	6,904	7,572
Freddie Mac, Series 3286, Class JN, 5.50% 2037	6,896	7,561
Freddie Mac, Series 3318, Class JT, 5.50% 2037	3,788	4,153
Freddie Mac 5.50% 2037	1,203	1,325
Freddie Mac, Series 3271, Class OA, 6.00% 2037	7,304	8,031
Freddie Mac 5.50% 2038	2,975	3,277
Freddie Mac 6.50% 2038	3,268	3,678
Freddie Mac 4.50% 2039	1,836	1,976
Freddie Mac 5.00% 2039	4,422	4,893
Freddie Mac 5.00% 2039	2,688	2,976
Freddie Mac 5.00% 2039	1,864	2,045
Freddie Mac 5.50% 2039	1,501	1,654
Freddie Mac 4.50% 2040	45,841	49,326
Freddie Mac 4.00% 2041	2,722	2,849
Freddie Mac 4.50% 2041	4,451	4,792
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

Freddie Mac 4.50% 2041	$ 4,351	$ 4,683
Freddie Mac 4.50% 2041	4,034	4,341
Freddie Mac 5.00% 2041	258	284
Freddie Mac 4.50% 2042	7,133	7,674
Freddie Mac 4.50% 2042	4,557	4,902
Freddie Mac 4.00% 2043	7,740	8,119
Freddie Mac 4.00% 2043	7,084	7,433
Freddie Mac 4.00% 2043	5,725	6,021
Freddie Mac 4.00% 2043	4,483	4,704
Freddie Mac 4.00% 2043	3,564	3,752
Freddie Mac 4.00% 2043	3,309	3,471
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.025% 2045[7]	14,700	15,935
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	7,500	7,824
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	17,444	18,241
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.895% 2049[7]	15,450	17,123
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.895% 2049[7]	14,096	15,752
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,000	5,530
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.207% 2051[7]	20,950	23,353
Government National Mortgage Assn. 10.00% 2021	329	384
Government National Mortgage Assn. 10.00% 2025	310	354
Government National Mortgage Assn. 4.50% 2041	2,302	2,506
Government National Mortgage Assn. 4.00% 2043	63,838	67,662
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[7]	11,422	11,872
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	9,881	10,888
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[7]	15,000	16,148
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7]	10,035	11,139
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,220	1,220
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	8,000	8,760
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7]	19,050	20,946
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.934% 2049[7]	8,500	9,387
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.132% 2051[7]	8,500	9,463
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,643	1,782
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	15,020	16,329
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7]	13,000	14,364
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[7]	10,000	10,885
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	27,410	29,655
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.091% 2049[7]	11,290	12,611
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[7]	19,446	20,827
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	15,500	16,304
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[7]	7,369	7,381
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.015% 2038[7]	6,836	7,411
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	10,953
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7]	7,879	8,731
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.457% 2044[7]	12,859	13,650
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.489% 2045[7]	9,784	9,823
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.402% 2044[7]	5,475	5,728
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	13,250	14,349
Aventura Mall Trust, Series A, 3.867% 2032[4,7]	12,250	12,846
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	7,976	7,086
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 4.487% 2047[7]	4,874	3,701
Bank of Montreal 2.85% 2015[4]	10,000	10,275
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[7]	3,000	3,135
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.716% 2049[7]	5,000	5,508
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	6,728	7,610
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[8] (continued)	(000)	(000)

DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	$ 7,108	$ 7,419
Commonwealth Bank of Australia 0.75% 2017[4]	7,000	7,019
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.436% 2036[7]	7,832	6,768
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4]	6,555	6,600
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049	5,684	5,934
National Australia Bank 1.25% 2018[4]	5,000	4,935
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.027% 2036[7]	5,663	4,680
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4]	4,380	4,576
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.032% 2050[7]	3,460	3,853
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4]	1,805	1,889
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	1,415	1,426
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	715
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	87	89
		1,519,905
Federal agency bonds & notes 0.37%

Freddie Mac 2.50% 2016	22,500	23,447
Freddie Mac 0.75% 2018	66,300	65,079
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[8]	11,000	10,840
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[8]	7,265	7,167
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[8]	6,906	6,873
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[8]	5,880	5,920
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[7,8]	4,095	4,249
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	8,000	7,690
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[8]	8,995	8,605
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	8,280	8,001
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	7,000	6,878
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[8]	12,916	13,166
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	9,800	9,913
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,8]	9,465	9,779
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[8]	8,000	7,495
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,8]	4,285	4,073
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	12,231	11,856
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	7,000	6,917
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,8]	9,141	9,284
Fannie Mae, Series 2014-M1, multifamily 3.51% 2023[7,8]	450	457
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,8]	17,665	18,169
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[7,8]	16,925	17,336
Fannie Mae 6.25% 2029	32,000	42,771
Fannie Mae 7.125% 2030	1,500	2,168
CoBank, ACB 7.875% 2018[4]	10,000	11,956
CoBank, ACB 0.833% 2022[4,7]	8,315	7,650
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,523
Tennessee Valley Authority, Series A, 3.875% 2021	850	927
Tennessee Valley Authority 1.875% 2022	850	789
Tennessee Valley Authority, Series B, 3.50% 2042	500	439
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	750
Private Export Funding Corp. 3.55% 2024	545	566
Federal Home Loan Bank 5.50% 2036	100	125
		341,858
Bonds & notes of governments & government agencies outside the U.S. 0.13%

Polish Government 6.375% 2019	11,885	14,018
Polish Government 5.00% 2022	3,000	3,274
Polish Government 4.00% 2024	9,665	9,795
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Spanish Government 4.00% 2018[4]	$22,600	$ 24,234
Croatian Government 6.75% 2019	4,800	5,286
Croatian Government 6.375% 2021	5,000	5,400
Croatian Government 5.50% 2023[4]	625	634
Colombia (Republic of) Global 5.625% 2044	10,000	10,700
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	10,000	10,102
Israeli Government 5.125% 2019	3,000	3,412
Israeli Government 4.00% 2022	2,700	2,849
Israeli Government 4.50% 2043	1,795	1,695
United Mexican States Government Global 5.55% 2045	7,000	7,595
Turkey (Republic of) 4.557% 2018[4]	1,200	1,248
Turkey (Republic of) 5.625% 2021	5,400	5,832
Indonesia (Republic of) 5.875% 2024[4]	4,750	5,154
Latvia (Republic of) 2.75% 2020	4,250	4,127
Hungarian Government 6.25% 2020	3,410	3,790
		119,145
Asset-backed obligations[8] 0.07%

CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017	5,365	5,352
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018	6,105	6,103
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017	2,760	2,761
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019	7,000	7,016
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4]	8,500	8,532
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017	5,265	5,263
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.292% 2037[7]	2,085	1,862
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.302% 2037[7]	3,676	3,301
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.573% 2026[4,7]	5,000	5,003
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	4,484	4,583
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.352% 2037[7]	13,867	3,055
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[4]	1,780	1,817
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[4,7]	1,145	1,196
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.572% 2028[4,7]	3,000	3,001
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4]	2,820	2,821
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,045
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.312% 2037[7]	2,096	1,801
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[7]	741	784
		66,296
Municipals 0.07%

State of California, Various Purpose General Obligation Bonds, 6.20% 2019	24,675	29,264
State of Florida, Hurricane Catastrophe Fund Finance. Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	6,600	6,656
State of Florida, Hurricane Catastrophe Fund Finance. Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	8,500	8,514
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	8,500	8,374
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	6,500	6,510
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[4]	1,875	1,826
		61,144
Miscellaneous 0.01%

Other bonds & notes in initial period of acquisition		8,145
Total bonds, notes & other debt instruments (cost: $16,726,853,000)		17,509,141
	Principal amount	Value
Short-term securities 5.20%	(000)	(000)

Freddie Mac 0.06%–0.16% due 5/5–11/20/2014	$1,282,300	$ 1,282,092
Federal Home Loan Bank 0.05%–0.18% due 5/1/2014–1/28/2015	979,475	979,317
Fannie Mae 0.075%–0.15% due 7/2–10/27/2014	442,100	442,030
Federal Farm Credit Banks 0.11%–0.15% due 5/9/2014–2/2/2015	299,100	299,016
Chevron Corp. 0.08%–0.09% due 5/20–6/30/2014[4]	219,100	219,055
Coca-Cola Co. 0.10%–0.13% due 5/20–7/24/2014[4]	207,600	207,561
Procter & Gamble Co. 0.09%–0.11% due 5/16–6/11/2014[4]	204,000	203,992
ExxonMobil Corp. 0.06% due 5/12/2014	150,000	149,997
PepsiCo Inc. 0.08% due 5/6–6/3/2014[4]	124,300	124,296
Pfizer Inc 0.09% due 6/9/2014[4]	105,326	105,321
Merck & Co. Inc. 0.08% due 5/28–5/29/2014[4]	99,000	98,997
Abbott Laboratories 0.10% due 6/13–7/1/2014[4]	97,400	97,390
Chariot Funding, LLC 0.26%–0.28% due 12/9–12/22/2014[4]	66,200	66,112
Jupiter Securitization Co., LLC 0.28% due 10/14/2014	25,000	24,973
John Deere Capital Corp. 0.07%–0.08% due 5/8–5/30/2014[4]	90,800	90,798
Emerson Electric Co. 0.10%–0.12% due 5/19–7/17/2014[4]	64,500	64,491
Parker-Hannifin Corp. 0.07%–0.08% due 5/23–6/3/2014[4]	62,400	62,396
Walt Disney Co. 0.07%–0.08% due 6/27–7/31/2014[4]	58,000	57,986
Regents of the University of California 0.12%–0.15% due 6/23–8/11/2014	54,500	54,488
General Electric Capital Corp. 0.15% due 6/12/2014	50,000	49,996
Private Export Funding Corp. 0.23%–0.26% due 8/15/2014–1/2/2015[4]	39,500	39,457
USAA Capital Corp. 0.06% due 5/2/2014	30,500	30,500
Paccar Financial Corp. 0.07% due 5/29/2014	28,000	27,998
Wells Fargo & Co. 0.22% due 6/17/2014	25,000	24,995
Google Inc. 0.09% due 6/24/2014[4]	12,250	12,249
Tennessee Valley Authority 0.05% due 5/22/2014	8,281	8,281
Total short-term securities (cost: $4,823,172,000)		4,823,784
Total investment securities (cost: $74,161,593,000)		92,881,145
Other assets less liabilities		(33,914)
Net assets		$92,847,231

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $320,712,000 over the prior 10-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 4/30/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	5/14/2014	JPMorgan Chase	$153,418	A$163,200	$ 1,954
Australian dollars	5/30/2014	Citibank	$78,507	A$85,075	(360)
Australian dollars	6/6/2014	UBS AG	$70,269	A$76,000	(152)
Australian dollars	6/6/2014	Barclays Bank PLC	$25,203	A$27,300	(93)
Australian dollars	6/10/2014	Bank of America, N.A.	$84,976	A$94,000	(2,099)
					$ (750)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended April 30, 2014, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 4/30/2014
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Waste Management, Inc.	22,572,153	5,541,200	—	28,113,353	$ 26,416	$ 1,249,639

Digital Realty Trust, Inc.	7,950,000	396,000	—	8,346,000	19,947	445,676

MeadWestvaco Corp.	11,281,000	—	—	11,281,000	16,922	440,749

Iron Mountain Inc.	12,457,211	—	—	12,457,211	10,090	354,283
Iron Mountain Inc. 5.75% 2024	—	$2,175,000	—	$2,175,000	76	2,159
Iron Mountain Inc. 6.00% 2023	—	$950,000	—	$950,000	33	1,014

Hospitality Properties Trust	9,073,335	535,000	—	9,608,335	13,675	288,730
Hospitality Properties Trust 6.30% 2016	$19,827,000	—	—	$19,827,000	778	21,290
Hospitality Properties Trust 6.70% 2018	$12,625,000	—	—	$12,625,000	639	14,276
Hospitality Properties Trust 5.625% 2017	$10,169,000	—	—	$10,169,000	481	11,136
Hospitality Properties Trust 4.50% 2023	$11,060,000	—	—	$11,060,000	374	11,028
Hospitality Properties Trust 5.00% 2022	$6,500,000	—	—	$6,500,000	250	6,842
Hospitality Properties Trust 5.125% 2015	$2,160,000	—	—	$2,160,000	137	2,185

TalkTalk Telecom Group PLC[1]	57,242,000	—	—	57,242,000	3,692	277,342

R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	10,409	234,879
R.R. Donnelley & Sons Co. 7.00% 2022	—	$16,735,000	—	$16,735,000	794	18,492
R.R. Donnelley & Sons Co. 6.50% 2023	—	$11,125,000	—	$11,125,000	309	11,765
R.R. Donnelley & Sons Co. 7.25% 2018	$11,400,000	—	$4,166,000	$7,234,000	583	8,428
R.R. Donnelley & Sons Co. 7.875% 2021	$5,000,000	$825,000	$5,000,000	$825,000	19	949

Cliffs Natural Resources Inc.	7,354,581	—	—	7,354,581	3,310	130,323
Cliffs Natural Resources Inc., Series A,
7.00% convertible preferred 2016	2,925,000	—	—	2,925,000	3,839	55,604
Cliffs Natural Resources Inc. 4.875% 2021	$30,242,000	—	$25,297,000	$4,945,000	811	4,831
Cliffs Natural Resources Inc. 3.95% 2018	$3,250,000	—	$3,250,000	—	116	—
Cliffs Natural Resources Inc. 6.25% 2040	$1,000,000	—	$1,000,000	—	40	—

Diebold, Inc.	—	3,480,090	—	3,480,090	—	130,886

Northwest Bancshares, Inc.	4,850,000	—	—	4,850,000	7,227	64,456

Rotech Healthcare Inc.,
Term Loan, 13.00% 2020[6,7,8,9]	—	$18,058,801	—	$18,058,801	1,355	17,969
Rotech Healthcare Inc.,
Term Loan A, 5.50% 2018[7,8,9]	—	$12,100,000	$60,500	$12,039,500	397	11,979
Rotech Healthcare Inc.,
Term Loan B, 10.00% 2019[7,8,9]	—	$9,200,000	—	$9,200,000	549	9,154
Rotech Healthcare Inc.[1,2]	—	543,172	—	543,172	—	7,333
Rotech Healthcare Inc. 10.50% 2018	$19,690,000	—	$19,690,000	—	372	—

Douglas Dynamics, Inc.	1,350,000	94,000	—	1,444,000	881	24,360

Macerich Co.[14]	7,505,000	—	5,885,000	1,620,000	—	—

Maxim Integrated Products, Inc.[14]	14,156,000	—	6,360,000	7,796,000	—	—

Nucor Corp.[14]	16,280,000	1,150,000	4,539,515	12,890,485	—	—

Revel AC, Inc. [1,2,5,14]	529,539	—	—	529,539	—	—

					$124,521	$3,857,757

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $17,874,632,000, which represented 19.25% of the net assets of the fund. This amount includes $17,739,494,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,090,517,000, which represented 6.56% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

CEVA Group PLC, Series A-2, 2.226% convertible preferred	5/2/2013	$13,171	$ 17,587.02%
NewPage Holdings Inc.	9/17/2009–9/9/2011	20,296	10,912.01
Revel AC, Inc.	2/14/2011–10/25/2012	56,224	—	.00
Total restricted securities		$89,691	$28,499.03%

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $919,169,000, which represented .99% of the net assets of the fund.
[10]	Step bond; coupon rate will increase at a later date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	A portion of this security was pledged as collateral. The total value of pledged collateral was $5,055,000, which represented less than .01% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Unaffiliated issuer at 4/30/2014.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Health care	$ 7,842,108	$ 2,627,572	$ 7,333	$ 10,477,013
	Industrials	7,312,062	2,013,067	2	9,325,131
	Financials	6,173,584	2,608,701	—	8,782,285
	Information technology	6,166,863	1,008,541	—	7,175,404
	Consumer staples	5,749,799	689,319	—	6,439,118
	Energy	5,007,182	169,781	191	5,177,154
	Utilities	2,377,125	2,580,764	—	4,957,889
	Materials	4,157,266	482,848	10,912	4,651,026
	Telecommunication services	1,804,392	2,764,904	—	4,569,296
	Consumer discretionary	2,792,224	1,178,740	195	3,971,159
	Miscellaneous	2,456,262	1,663,089	—	4,119,351
	Preferred securities	146,760	359,254	—	506,014
	Warrants	623	—	43	666
	Convertible securities	222,661	174,053	—	396,714
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	—	13,299,151	—	13,299,151
	U.S. Treasury bonds & notes	—	2,093,497	—	2,093,497
	Mortgage-backed obligations	—	1,519,905	—	1,519,905
	Federal agency bonds & notes	—	341,858	—	341,858
	Bonds & notes of governments &
	government agencies outside the U.S.	—	119,145	—	119,145
	Asset-backed obligations	—	66,296	—	66,296
	Municipals	—	61,144	—	61,144
	Miscellaneous	—	8,145	—	8,145
	Short-term securities	—	4,823,784	—	4,823,784
Total		$52,208,911	$40,653,558	$18,676	$92,881,145

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 1,954	$—	$ 1,954
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(2,704)	—	(2,704)
Total		$—	$ (750)	$—	$ (750)

*Securities with a value of $14,532,267,000, which represented 15.65% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,674,797
Gross unrealized depreciation on investment securities	(1,085,289)
Net unrealized appreciation on investment securities	18,589,509
Cost of investment securities for federal income tax purposes	74,291,636

Key to abbreviations and symbol

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

GDS = Global Depositary Shares

A$ = Australian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-006-0614O-S37660

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 27, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: June 27, 2014